U.S. Government Securities Fund®
Investment portfolio
May 31, 2021
unaudited
Bonds, notes & other debt instruments 80.93% U.S. Treasury bonds & notes 60.86% U.S. Treasury 47.73%	Principal amount (000)	Value (000)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.315% 2021[1]	$200,000	$200,270
U.S. Treasury 1.50% 2021	48,000	48,351
U.S. Treasury 0.125% 2022	65,000	65,038
U.S. Treasury 0.125% 2022	53,068	53,090
U.S. Treasury 0.125% 2022	48,415	48,444
U.S. Treasury 0.125% 2022	30,116	30,129
U.S. Treasury 1.75% 2022	40,655	41,337
U.S. Treasury 1.875% 2022	34,000	34,809
U.S. Treasury 2.00% 2022	67,750	69,573
U.S. Treasury 0.049% 2023[1]	50,000	50,010
U.S. Treasury 0.125% 2023	79,428	79,423
U.S. Treasury 0.50% 2023	30,000	30,202
U.S. Treasury 1.50% 2023	2,000	2,045
U.S. Treasury 1.625% 2023	13,000	13,370
U.S. Treasury 2.625% 2023	131,950	137,719
U.S. Treasury 2.625% 2023	30,888	32,480
U.S. Treasury 2.75% 2023	35,200	37,172
U.S. Treasury 2.75% 2023	9,293	9,777
U.S. Treasury 2.875% 2023	75,217	80,229
U.S. Treasury 2.875% 2023	16,500	17,568
U.S. Treasury 0.25% 2024	175,000	175,020
U.S. Treasury 0.375% 2024	54,300	54,457
U.S. Treasury 1.50% 2024	123,000	127,561
U.S. Treasury 1.50% 2024	36,500	37,852
U.S. Treasury 1.50% 2024[2]	18,000	18,676
U.S. Treasury 1.75% 2024	204,000	213,492
U.S. Treasury 1.75% 2024	53,722	56,086
U.S. Treasury 2.00% 2024	158,000	165,869
U.S. Treasury 2.00% 2024	45,000	47,317
U.S. Treasury 2.00% 2024	17,400	18,282
U.S. Treasury 2.25% 2024	57,250	60,833
U.S. Treasury 0.25% 2025	266,000	262,313
U.S. Treasury 0.25% 2025	131,000	128,980
U.S. Treasury 0.25% 2025	98,150	96,416
U.S. Treasury 0.25% 2025	37,000	36,398
U.S. Treasury 0.25% 2025	900	888
U.S. Treasury 0.375% 2025	737,099	726,419
U.S. Treasury 0.375% 2025	227,000	223,940
U.S. Treasury 2.125% 2025	6,500	6,907
U.S. Treasury 2.25% 2025	11,000	11,772
U.S. Treasury 2.625% 2025	20,000	21,750
U.S. Treasury 2.75% 2025	38,000	41,209
U.S. Treasury 2.875% 2025[2]	82,200	89,960
U.S. Treasury 2.875% 2025	55,500	60,645
U.S. Treasury 2.875% 2025	20,000	21,835
U.S. Treasury 0.375% 2026	601,840	592,277
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2026	$141,930	$140,375
U.S. Treasury 0.75% 2026	912,047	911,857
U.S. Treasury 0.75% 2026	278,000	277,738
U.S. Treasury 1.375% 2026	35,000	35,952
U.S. Treasury 1.625% 2026	25,775	26,771
U.S. Treasury 1.75% 2026	63,900	66,790
U.S. Treasury 1.875% 2026	25,500	26,857
U.S. Treasury 1.875% 2026	10,000	10,532
U.S. Treasury 2.125% 2026	35,750	38,095
U.S. Treasury 2.25% 2026	5,200	5,572
U.S. Treasury 2.375% 2026	50,000	53,889
U.S. Treasury 2.625% 2026	73,800	80,300
U.S. Treasury 0.375% 2027	89,750	85,997
U.S. Treasury 0.375% 2027	70,750	67,563
U.S. Treasury 0.50% 2027	47,750	45,881
U.S. Treasury 0.50% 2027	44,000	42,423
U.S. Treasury 0.50% 2027	14,000	13,543
U.S. Treasury 0.625% 2027	61,368	59,259
U.S. Treasury 2.375% 2027	10,000	10,787
U.S. Treasury 0.75% 2028	4,699	4,568
U.S. Treasury 1.125% 2028	86,306	85,926
U.S. Treasury 1.25% 2028	689,800	691,379
U.S. Treasury 1.25% 2028	312,050	312,425
U.S. Treasury 2.875% 2028	6,687	7,428
U.S. Treasury 0.625% 2030	43,000	39,802
U.S. Treasury 0.625% 2030	30,950	28,531
U.S. Treasury 0.875% 2030	321,466	302,380
U.S. Treasury 6.25% 2030	5,250	7,383
U.S. Treasury 1.125% 2031	45,684	43,835
U.S. Treasury 5.00% 2037	1,500	2,141
U.S. Treasury 1.125% 2040	144,100	120,088
U.S. Treasury 1.125% 2040	29,116	24,355
U.S. Treasury 1.375% 2040	8,952	7,794
U.S. Treasury 4.625% 2040	5,600	7,847
U.S. Treasury 1.875% 2041	140,196	133,235
U.S. Treasury 3.125% 2041	10,000	11,603
U.S. Treasury 4.375% 2041	7,000	9,588
U.S. Treasury 2.75% 2042	27,000	29,553
U.S. Treasury 2.75% 2042	6,000	6,574
U.S. Treasury 2.875% 2043	10,880	12,151
U.S. Treasury 3.375% 2044	18,500	22,405
U.S. Treasury 2.875% 2045	5,000	5,597
U.S. Treasury 3.00% 2045	3,500	4,007
U.S. Treasury 3.00% 2045	3,350	3,827
U.S. Treasury 2.50% 2046	50,000	52,337
U.S. Treasury, principal only, 0% 2047[2]	1,000	543
U.S. Treasury 2.75% 2047	7,250	7,959
U.S. Treasury 2.75% 2047	3,000	3,293
U.S. Treasury 3.00% 2047	52,700	60,500
U.S. Treasury 3.00% 2048	4,775	5,499
U.S. Treasury 3.00% 2048	3,000	3,450
U.S. Treasury 3.125% 2048	6,500	7,650
U.S. Treasury 3.375% 2048	6,572	8,100
U.S. Treasury 2.25% 2049	26,050	25,916
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2049	$88,250	$90,238
U.S. Treasury 2.875% 2049[2]	94,000	106,028
U.S. Treasury 3.00% 2049	51,100	58,936
U.S. Treasury 1.25% 2050[2]	487,450	379,864
U.S. Treasury 1.375% 2050	600,025	483,052
U.S. Treasury 1.625% 2050[2]	682,611	586,312
U.S. Treasury 2.00% 2050	241,408	227,299
U.S. Treasury 1.875% 2051	209,009	190,955
		10,600,724
U.S. Treasury inflation-protected securities 13.13%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	81,082	83,120
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	137,717	144,608
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	494,203	529,696
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	497,446	529,486
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	362,913	394,986
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	155,032	171,314
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	46,627	51,323
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	595,921	654,870
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	3,326	4,944
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	100,251	119,801
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	54,366	63,472
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	51,988	67,603
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	2,251	2,445
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	93,796	98,523
		2,916,191
Total U.S. Treasury bonds & notes		13,516,915
Mortgage-backed obligations 17.03% Federal agency mortgage-backed obligations 17.03%
Fannie Mae Pool #256740 4.50% 2027[4]	11	12
Fannie Mae Pool #257055 6.50% 2027[4]	273	309
Fannie Mae Pool #256993 6.50% 2027[4]	120	136
Fannie Mae Pool #AZ0554 3.50% 2030[4]	146	158
Fannie Mae Pool #AZ4646 3.50% 2030[4]	140	150
Fannie Mae Pool #AY1948 3.50% 2030[4]	121	130
Fannie Mae Pool #AS7323 2.50% 2031[4]	1,616	1,703
Fannie Mae Pool #735571 8.00% 2031[4]	147	161
Fannie Mae Pool #FM1162 2.50% 2032[4]	1,525	1,604
Fannie Mae Pool #BM1036 2.50% 2032[4]	180	189
Fannie Mae Pool #AS8610 3.00% 2032[4]	184	195
Fannie Mae Pool #BJ7193 3.00% 2033[4]	679	725
Fannie Mae Pool #CA1442 3.00% 2033[4]	665	711
Fannie Mae Pool #BJ4573 3.00% 2033[4]	445	471
Fannie Mae Pool #BJ5302 3.00% 2033[4]	353	372
Fannie Mae Pool #695412 5.00% 2033[4]	4	5
Fannie Mae Pool #BO6247 2.50% 2034[4]	6,416	6,731
Fannie Mae Pool #FM1490 3.50% 2034[4]	3,790	4,070
Fannie Mae Pool #BN3172 4.00% 2034[4]	11	12
Fannie Mae Pool #BN1085 4.00% 2034[4]	12	12
Fannie Mae Pool #AD3566 5.00% 2035[4]	54	59
Fannie Mae Pool #MA2787 4.00% 2036[4]	11,014	12,009
Fannie Mae Pool #MA2588 4.00% 2036[4]	6,596	7,186
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2717 4.00% 2036[4]	$5,354	$5,866
Fannie Mae Pool #MA2746 4.00% 2036[4]	4,869	5,323
Fannie Mae Pool #AS6870 4.00% 2036[4]	3,172	3,467
Fannie Mae Pool #MA2819 4.00% 2036[4]	613	669
Fannie Mae Pool #MA2856 4.00% 2036[4]	16	18
Fannie Mae Pool #MA3099 4.00% 2037[4]	5,265	5,699
Fannie Mae Pool #256860 6.50% 2037[4]	61	71
Fannie Mae Pool #256810 6.50% 2037[4]	52	61
Fannie Mae Pool #888372 6.50% 2037[4]	25	29
Fannie Mae Pool #888698 7.00% 2037[4]	124	146
Fannie Mae Pool #256828 7.00% 2037[4]	15	17
Fannie Mae Pool #923171 7.50% 2037[4]	3	3
Fannie Mae Pool #889101 1.63% 2038[1,4]	48	49
Fannie Mae Pool #964279 2.633% 2038[1,4]	47	48
Fannie Mae Pool #964708 2.765% 2038[1,4]	6	6
Fannie Mae Pool #970343 6.00% 2038[4]	35	37
Fannie Mae Pool #889388 7.00% 2038[4]	157	185
Fannie Mae Pool #AC0794 5.00% 2039[4]	230	264
Fannie Mae Pool #931768 5.00% 2039[4]	14	17
Fannie Mae Pool #AE7629 2.259% 2040[1,4]	15	16
Fannie Mae Pool #AL9335 2.325% 2040[1,4]	1,788	1,896
Fannie Mae Pool #932606 5.00% 2040[4]	113	128
Fannie Mae Pool #MA4333 2.00% 2041[4]	2,628	2,681
Fannie Mae Pool #MA4387 2.00% 2041[4]	2,385	2,436
Fannie Mae Pool #MA4364 2.00% 2041[4]	759	774
Fannie Mae Pool #AL0073 2.159% 2041[1,4]	87	92
Fannie Mae Pool #AE0789 2.166% 2041[1,4]	138	146
Fannie Mae Pool #AE0844 2.189% 2041[1,4]	146	154
Fannie Mae Pool #AL9326 2.204% 2041[1,4]	2,215	2,346
Fannie Mae Pool #AL9531 2.244% 2041[1,4]	1,400	1,484
Fannie Mae Pool #AL9327 2.325% 2041[1,4]	1,695	1,797
Fannie Mae Pool #AJ1873 4.00% 2041[4]	280	310
Fannie Mae Pool #AH0351 4.50% 2041[4]	625	699
Fannie Mae Pool #AI1862 5.00% 2041[4]	986	1,132
Fannie Mae Pool #AI3510 5.00% 2041[4]	605	694
Fannie Mae Pool #AJ0704 5.00% 2041[4]	559	642
Fannie Mae Pool #AJ5391 5.00% 2041[4]	307	351
Fannie Mae Pool #AE1248 5.00% 2041[4]	304	346
Fannie Mae Pool #AE1277 5.00% 2041[4]	140	159
Fannie Mae Pool #AE1283 5.00% 2041[4]	76	85
Fannie Mae Pool #AE1274 5.00% 2041[4]	70	80
Fannie Mae Pool #AL9530 2.213% 2042[1,4]	1,054	1,116
Fannie Mae Pool #AL9533 2.221% 2042[1,4]	756	800
Fannie Mae Pool #AL9532 2.238% 2042[1,4]	1,617	1,710
Fannie Mae Pool #AP7819 2.242% 2042[1,4]	121	128
Fannie Mae Pool #AL1941 2.257% 2042[1,4]	175	185
Fannie Mae Pool #AL2000 2.341% 2042[1,4]	160	169
Fannie Mae Pool #AL2184 2.459% 2042[1,4]	284	300
Fannie Mae Pool #AJ9327 3.50% 2042[4]	38	41
Fannie Mae Pool #AE1290 5.00% 2042[4]	51	58
Fannie Mae Pool #AT5898 3.00% 2043[4]	12,004	12,742
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,688	1,840
Fannie Mae Pool #AT7161 3.50% 2043[4]	482	522
Fannie Mae Pool #AR1512 3.50% 2043[4]	393	428
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT0412 3.50% 2043[4]	$201	$218
Fannie Mae Pool #AT3954 3.50% 2043[4]	141	153
Fannie Mae Pool #AT0300 3.50% 2043[4]	90	97
Fannie Mae Pool #BM6240 2.23% 2044[1,4]	7,004	7,407
Fannie Mae Pool #AX8521 3.50% 2044[4]	202	217
Fannie Mae Pool #AY1829 3.50% 2044[4]	141	151
Fannie Mae Pool #AW8240 3.50% 2044[4]	39	41
Fannie Mae Pool #BE5017 3.50% 2045[4]	906	977
Fannie Mae Pool #BE5009 3.50% 2045[4]	527	565
Fannie Mae Pool #AY3880 4.00% 2045[4]	116	124
Fannie Mae Pool #MA2833 3.00% 2046[4]	10,188	10,806
Fannie Mae Pool #BC3465 4.00% 2046[4]	13	14
Fannie Mae Pool #AS8804 3.50% 2047[4]	18,506	19,743
Fannie Mae Pool #CA0770 3.50% 2047[4]	16,286	17,317
Fannie Mae Pool #BE8740 3.50% 2047[4]	824	885
Fannie Mae Pool #BD2440 3.50% 2047[4]	634	674
Fannie Mae Pool #BE8742 3.50% 2047[4]	254	275
Fannie Mae Pool #BH2848 3.50% 2047[4]	103	111
Fannie Mae Pool #BH2846 3.50% 2047[4]	101	109
Fannie Mae Pool #BH2847 3.50% 2047[4]	67	72
Fannie Mae Pool #BJ5015 4.00% 2047[4]	2,384	2,592
Fannie Mae Pool #BH3122 4.00% 2047[4]	53	57
Fannie Mae Pool #BM4488 3.384% 2048[1,4]	16,245	16,981
Fannie Mae Pool #BJ4901 3.50% 2048[4]	552	594
Fannie Mae Pool #CA2850 4.00% 2048[4]	3,096	3,402
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,669	1,818
Fannie Mae Pool #BK5232 4.00% 2048[4]	1,210	1,315
Fannie Mae Pool #BK9743 4.00% 2048[4]	499	546
Fannie Mae Pool #BK4740 4.00% 2048[4]	166	177
Fannie Mae Pool #BJ4342 4.00% 2048[4]	140	150
Fannie Mae Pool #BJ6169 4.00% 2048[4]	59	63
Fannie Mae Pool #BN1172 4.50% 2048[4]	337	365
Fannie Mae Pool #BJ8318 4.50% 2048[4]	329	356
Fannie Mae Pool #BK9761 4.50% 2048[4]	213	234
Fannie Mae Pool #BK6577 4.50% 2048[4]	7	7
Fannie Mae Pool #BO2264 3.00% 2049[4]	49,462	52,931
Fannie Mae Pool #FM1505 3.00% 2049[4]	17,108	18,092
Fannie Mae Pool #BO2890 3.00% 2049[4]	5,012	5,281
Fannie Mae Pool #BN6708 3.50% 2049[4]	19,364	20,762
Fannie Mae Pool #CA4151 3.50% 2049[4]	8,309	8,999
Fannie Mae Pool #FM1062 3.50% 2049[4]	7,216	7,791
Fannie Mae Pool #FM1443 3.50% 2049[4]	5,475	5,858
Fannie Mae Pool #FM1220 3.50% 2049[4]	4,750	5,050
Fannie Mae Pool #FM2656 3.50% 2049[4]	3,967	4,232
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,753	1,882
Fannie Mae Pool #BJ8402 3.543% 2049[1,4]	3,198	3,337
Fannie Mae Pool #BN3931 4.50% 2049[4]	325	351
Fannie Mae Pool #CA5509 3.00% 2050[4]	59,434	63,057
Fannie Mae Pool #CA5539 3.00% 2050[4]	28,608	30,323
Fannie Mae Pool #FM2179 3.00% 2050[4]	24,943	26,514
Fannie Mae Pool #FM2822 3.00% 2050[4]	17,615	18,672
Fannie Mae Pool #CA5338 3.00% 2050[4]	8,371	8,772
Fannie Mae Pool #FM2777 3.00% 2050[4]	6,885	7,302
Fannie Mae Pool #FM2664 3.50% 2050[4]	33,133	35,873
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM2389 3.50% 2050[4]	$3,390	$3,617
Fannie Mae Pool #CB0041 3.00% 2051[4]	39,174	42,005
Fannie Mae Pool #BF0379 3.50% 2059[4]	29,784	32,475
Fannie Mae Pool #BF0497 3.00% 2060[4]	13,311	14,182
Fannie Mae Pool #BF0481 3.50% 2060[4]	19,967	21,781
Fannie Mae Pool #BF0480 3.50% 2060[4]	11,465	12,571
Fannie Mae, Series 2001-4, Class NA, 9.006% 2025[1,4]	2	2
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	157	178
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.372% 2036[1,4]	398	399
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[1,4]	129	140
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	45	53
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,4]	244	244
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[4]	547	556
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,4]	1,214	1,225
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	1,974	1,994
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	1,654	1,675
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	1,847	1,882
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	213	215
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.414% 2023[1,4]	1,399	1,438
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.111% 2023[1,4]	2,447	2,573
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[1,4]	1,317	1,373
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[1,4]	1,700	1,791
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[1,4]	1,463	1,549
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.49% 2024[1,4]	5,031	5,373
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[4]	391	398
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[4]	414	422
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	258	268
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	1,452	1,499
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	2,154	2,229
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	910	943
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[4]	1,004	1,038
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	987	1,028
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[1,4]	530	542
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[4]	1,431	1,504
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[4]	1,346	1,403
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[4,5]	1,404	1,487
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	553	516
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	370	349
Freddie Mac Pool #G80295 10.00% 2025[4]	1	1
Freddie Mac Pool #QS0124 1.50% 2030[4]	832	851
Freddie Mac Pool #ZT1332 3.00% 2030[4]	4,037	4,265
Freddie Mac Pool #ZK8180 2.50% 2031[4]	1,881	1,979
Freddie Mac Pool #G16634 3.00% 2031[4]	8,617	9,157
Freddie Mac Pool #V61960 3.00% 2033[4]	3,153	3,339
Freddie Mac Pool #QN1197 2.50% 2034[4]	4,207	4,415
Freddie Mac Pool #1H1354 2.441% 2036[1,4]	133	143
Freddie Mac Pool #C91909 4.00% 2036[4]	113	123
Freddie Mac Pool #840222 2.391% 2040[1,4]	509	541
Freddie Mac Pool #RB5118 2.00% 2041[4]	8,112	8,283
Freddie Mac Pool #G06459 5.00% 2041[4]	1,892	2,173
Freddie Mac Pool #841039 2.305% 2043[1,4]	6,550	6,954
Freddie Mac Pool #G61082 3.00% 2043[4]	7,393	7,924
Freddie Mac Pool #Q18236 3.50% 2043[4]	757	823
Freddie Mac Pool #Q19133 3.50% 2043[4]	449	488
U.S. Government Securities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q17696 3.50% 2043[4]	$447	$487
Freddie Mac Pool #Q15874 4.00% 2043[4]	67	72
Freddie Mac Pool #Q28558 3.50% 2044[4]	1,934	2,082
Freddie Mac Pool #760014 3.005% 2045[1,4]	1,232	1,290
Freddie Mac Pool #760012 3.123% 2045[1,4]	1,373	1,440
Freddie Mac Pool #760013 3.18% 2045[1,4]	902	946
Freddie Mac Pool #Z40130 3.00% 2046[4]	2,967	3,189
Freddie Mac Pool #G60744 3.50% 2046[4]	2,866	3,079
Freddie Mac Pool #760015 2.691% 2047[1,4]	2,798	2,927
Freddie Mac Pool #Q52069 3.50% 2047[4]	1,289	1,385
Freddie Mac Pool #Q51622 3.50% 2047[4]	907	973
Freddie Mac Pool #Q47615 3.50% 2047[4]	797	848
Freddie Mac Pool #ZT0538 3.50% 2048[4]	2,621	2,811
Freddie Mac Pool #Q55056 3.50% 2048[4]	886	945
Freddie Mac Pool #Q54709 3.50% 2048[4]	864	927
Freddie Mac Pool #Q54701 3.50% 2048[4]	858	922
Freddie Mac Pool #Q54782 3.50% 2048[4]	722	774
Freddie Mac Pool #Q54700 3.50% 2048[4]	709	763
Freddie Mac Pool #Q54781 3.50% 2048[4]	707	761
Freddie Mac Pool #Q56590 3.50% 2048[4]	402	431
Freddie Mac Pool #Q56589 3.50% 2048[4]	378	406
Freddie Mac Pool #Q54699 3.50% 2048[4]	342	370
Freddie Mac Pool #Q56591 3.50% 2048[4]	304	326
Freddie Mac Pool #Q54698 3.50% 2048[4]	299	321
Freddie Mac Pool #Q55060 3.50% 2048[4]	294	314
Freddie Mac Pool #Q54831 3.50% 2048[4]	243	262
Freddie Mac Pool #G67711 4.00% 2048[4]	24,066	26,346
Freddie Mac Pool #Q56599 4.00% 2048[4]	1,913	2,089
Freddie Mac Pool #Q56175 4.00% 2048[4]	1,377	1,504
Freddie Mac Pool #Q55971 4.00% 2048[4]	1,295	1,417
Freddie Mac Pool #Q55970 4.00% 2048[4]	566	617
Freddie Mac Pool #Q56576 4.00% 2048[4]	475	510
Freddie Mac Pool #Q58411 4.50% 2048[4]	2,654	2,925
Freddie Mac Pool #Q58436 4.50% 2048[4]	1,144	1,266
Freddie Mac Pool #Q58378 4.50% 2048[4]	889	969
Freddie Mac Pool #Q57242 4.50% 2048[4]	787	863
Freddie Mac Pool #RA1339 3.00% 2049[4]	6,697	7,060
Freddie Mac Pool #QA4673 3.00% 2049[4]	3,297	3,511
Freddie Mac Pool #ZA6700 3.50% 2049[4]	21,146	22,536
Freddie Mac Pool #SD7502 3.50% 2049[4]	13,089	14,005
Freddie Mac Pool #QA1442 3.50% 2049[4]	6,666	7,120
Freddie Mac Pool #RA1580 3.50% 2049[4]	5,934	6,434
Freddie Mac Pool #RA1463 3.50% 2049[4]	5,751	6,233
Freddie Mac Pool #QA0284 3.50% 2049[4]	3,397	3,655
Freddie Mac Pool #QA2748 3.50% 2049[4]	817	879
Freddie Mac Pool #ZN5963 4.50% 2049[4]	18	20
Freddie Mac Pool #RA2319 3.00% 2050[4]	13,918	14,584
Freddie Mac Pool #SD0187 3.00% 2050[4]	9,156	9,751
Freddie Mac Pool #SD7513 3.50% 2050[4]	113,838	122,773
Freddie Mac Pool #RA2003 4.50% 2050[4]	12,170	13,268
Freddie Mac Pool #SD8053 4.50% 2050[4]	743	802
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.515% 2023[1,4]	7	7
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.351% 2036[1,4]	774	775
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	657	668
U.S. Government Securities Fund — Page 7 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	$3,271	$3,346
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,4]	21,150	22,283
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[4]	17,787	18,737
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,400	1,468
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,4]	21,000	22,324
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[4]	3,507	3,796
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	4,860	5,428
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	2,000	2,287
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	652	603
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	350	332
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	245	223
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	27,257	28,969
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	26,759	28,330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	23,474	24,898
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	12,686	13,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	2,487	2,671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	13,212	13,931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	20,480	21,839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	19,118	20,984
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	12,327	13,317
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	6,697	7,176
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	5,106	5,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	2,314	2,520
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	32,940	35,444
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	13,422	14,728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	11,883	13,005
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	6,301	6,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	5,905	6,342
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	867	931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	33,112	35,058
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	105,757	111,124
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	20,791	21,731
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	61,963	65,212
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	46,771	49,312
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4]	12,303	12,967
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	23,163	23,748
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	4,281	4,164
Government National Mortgage Assn. 2.00% 2051[4,6]	57,505	58,376
Government National Mortgage Assn. 2.00% 2051[4,6]	5,914	6,014
Government National Mortgage Assn. 2.50% 2051[4,6]	223,657	231,178
Government National Mortgage Assn. 2.50% 2051[4,6]	66,642	69,016
Government National Mortgage Assn. 3.00% 2051[4,6]	33,922	35,379
Government National Mortgage Assn. Pool #754335 6.50% 2029[4]	191	210
Government National Mortgage Assn. Pool #754334 6.50% 2032[4]	317	355
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[4]	1,023	1,109
Government National Mortgage Assn. Pool #754319 6.50% 2037[4]	206	237
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	75	88
Government National Mortgage Assn. Pool #004182 5.50% 2038[4]	27	29
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	199	237
Government National Mortgage Assn. Pool #754287 6.50% 2038[4]	122	132
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[4]	94	98
Government National Mortgage Assn. Pool #738836 6.50% 2038[4]	70	72
Government National Mortgage Assn. Pool #AA4839 6.50% 2038[4]	43	44
Government National Mortgage Assn. Pool #741910 4.00% 2039[4]	281	302
U.S. Government Securities Fund — Page 8 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #004367 4.00% 2039[4]	$24	$27
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	409	473
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	943	1,083
Government National Mortgage Assn. Pool #754314 6.50% 2039[4]	515	605
Government National Mortgage Assn. Pool #004636 4.50% 2040[4]	634	704
Government National Mortgage Assn. Pool #736089 5.00% 2040[4]	139	157
Government National Mortgage Assn. Pool #736084 5.00% 2040[4]	112	126
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	1,637	1,899
Government National Mortgage Assn. Pool #754636 3.50% 2041[4]	485	509
Government National Mortgage Assn. Pool #005157 4.00% 2041[4]	96	100
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	5,897	6,439
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	3,137	3,523
Government National Mortgage Assn. Pool #005040 5.00% 2041[4]	49	54
Government National Mortgage Assn. Pool #005187 5.50% 2041[4]	207	224
Government National Mortgage Assn. Pool #005073 5.50% 2041[4]	68	73
Government National Mortgage Assn. Pool #005112 6.50% 2041[4]	504	577
Government National Mortgage Assn. Pool #754308 3.50% 2042[4]	259	272
Government National Mortgage Assn. Pool #754591 4.00% 2042[4]	1,135	1,227
Government National Mortgage Assn. Pool #754637 4.00% 2042[4]	809	862
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[4]	1,809	1,922
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[4]	986	1,054
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[4]	935	1,001
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[4]	821	879
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[4]	375	401
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	29	32
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	27,527	29,565
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	12,605	13,543
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	5,855	6,273
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	62	67
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[4]	27,851	29,289
Government National Mortgage Assn. Pool #686718 6.40% 2058[4]	265	266
Government National Mortgage Assn. Pool #892950 1.309% 2060[1,4]	833	854
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	22	24
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	5	6
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	2	3
Government National Mortgage Assn. Pool #751409 4.754% 2061[4]	1	1
Government National Mortgage Assn. Pool #765151 4.785% 2061[4]	13	14
Government National Mortgage Assn. Pool #756715 4.39% 2062[4]	27	28
Government National Mortgage Assn. Pool #767610 4.613% 2062[4]	1	1
Government National Mortgage Assn. Pool #759735 4.747% 2062[4]	1	1
Government National Mortgage Assn. Pool #795471 5.102% 2062[4]	1	1
Government National Mortgage Assn. Pool #894475 2.355% 2063[1,4]	2,164	2,279
Government National Mortgage Assn. Pool #767641 4.405% 2063[4]	1	1
Government National Mortgage Assn. Pool #795533 4.815% 2063[4]	2	2
Government National Mortgage Assn. Pool #AG8149 0.746% 2064[1,4]	250	254
Government National Mortgage Assn. Pool #AG8156 1.218% 2064[1,4]	306	312
Government National Mortgage Assn. Pool #894482 2.345% 2064[1,4]	2,936	3,086
Government National Mortgage Assn. Pool #AG8194 4.454% 2064[4]	27	28
Government National Mortgage Assn. Pool #AG8068 4.815% 2064[4]	7	8
Government National Mortgage Assn. Pool #AG8150 4.82% 2064[4]	3	4
Government National Mortgage Assn. Pool #AG8155 5.14% 2064[4]	5	6
Government National Mortgage Assn. Pool #AG8189 5.173% 2064[4]	5	5
Government National Mortgage Assn. Pool #AG8171 5.222% 2064[4]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	105	110
U.S. Government Securities Fund — Page 9 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AL7438 4.541% 2065[4]	$4	$5
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	248	266
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[1,4]	284	292
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.118% 2061[1,4]	952	9
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.555% 2062[1,4]	166	2
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.77% 2062[1,4]	1,117	1,114
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.922% 2062[1,4]	1,702	1,700
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	108,060	109,254
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	12,505	12,658
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	329,194	339,674
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	9,100	9,402
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	83,725	84,381
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	83,042	83,511
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	100,276	103,599
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	18,145	18,704
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	184,671	192,544
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	16,161	16,859
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	493,633	521,043
Uniform Mortgage-Backed Security 4.00% 2051[4,6]	42,801	45,756
Uniform Mortgage-Backed Security 4.00% 2051[4,6]	6,502	6,946
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	25,148	27,137
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[4]	1,087	1,088
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[4]	1,317	1,341
Total mortgage-backed obligations		3,782,725
Federal agency bonds & notes 3.04%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,589	1,669
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	878	922
Fannie Mae 2.75% 2021	26,500	26,543
Fannie Mae 0.625% 2025	320,800	322,068
Fannie Mae 0.75% 2027	21,700	21,139
Fannie Mae 0.875% 2030	63,500	59,604
Fannie Mae 7.125% 2030	5,000	7,254
Federal Home Loan Bank 3.375% 2023	14,160	15,184
Federal Home Loan Bank 3.25% 2028	56,500	64,273
Federal Home Loan Bank 5.50% 2036	1,000	1,449
Freddie Mac 0.375% 2023	25,000	25,103
Private Export Funding Corp. 3.55% 2024	14,300	15,487
Small Business Administration, Series 2001-20K, 5.34% 2021	12	12
Small Business Administration, Series 2001-20J, 5.76% 2021	4	4
Small Business Administration, Series 2001-20F, 6.44% 2021	16	16
Small Business Administration, Series 2003-20B, 4.84% 2023	213	219
Tennessee Valley Authority 0.75% 2025	13,200	13,296
Tennessee Valley Authority 2.875% 2027	5,000	5,501
Tennessee Valley Authority 4.65% 2035	4,480	5,821
Tennessee Valley Authority 5.88% 2036	3,625	5,284
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,628
TVA Southaven 3.846% 2033	1,861	2,061
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	16,630	16,847
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,597
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	7,500	7,704
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,125	3,378
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	8,500	8,539
U.S. Government Securities Fund — Page 10 of 16

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Agency for International Development, Ukraine 1.471% 2021		$13,970	$14,063
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021		1,250	1,255
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		2,000	2,054
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		500	528
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		750	809
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		875	943
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		875	945
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		3,850	4,157
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		1,250	1,352
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		850	921
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		825	880
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		825	881
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		800	856
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		675	723
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029		1,989	2,237
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		1,483	1,690
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		1,169	1,339
			675,235
Total bonds, notes & other debt instruments (cost: $18,150,192,000)			17,974,875
Short-term securities 25.54% U.S. Treasury bills 20.32%	Weighted average yield at acquisition
U.S. Treasury 6/1/2021	0.043%	125,000	125,000
U.S. Treasury 6/10/2021	0.031	500,000	500,000
U.S. Treasury 6/17/2021	0.050	362,700	362,699
U.S. Treasury 6/22/2021	0.033	29,300	29,300
U.S. Treasury 6/24/2021	0.017	150,000	149,999
U.S. Treasury 6/29/2021	0.012	50,000	50,000
U.S. Treasury 7/6/2021	0.028	102,900	102,905
U.S. Treasury 7/8/2021	0.010	150,000	149,999
U.S. Treasury 7/13/2021	0.048	200,000	200,009
U.S. Treasury 7/20/2021	0.022	150,000	150,006
U.S. Treasury 7/22/2021	0.033	340,300	340,296
U.S. Treasury 8/5/2021	0.039	333,200	333,190
U.S. Treasury 8/10/2021	0.017	277,700	277,709
U.S. Treasury 8/12/2021	0.016	200,000	199,995
U.S. Treasury 9/2/2021	0.022	211,000	210,990
U.S. Treasury 9/9/2021	0.009	17,000	16,999
U.S. Treasury 9/14/2021	0.015	173,200	173,203
U.S. Treasury 9/21/2021	0.013	250,000	250,001
U.S. Treasury 9/23/2021	0.011	61,100	61,097
U.S. Treasury 9/30/2021	0.017	125,000	124,992
U.S. Treasury 10/14/2021	0.017	85,100	85,094
U.S. Treasury 10/21/2021	0.010	139,500	139,490
U.S. Treasury 11/4/2021	0.018	52,400	52,395
U.S. Treasury 11/12/2021	0.012	250,000	249,974
U.S. Treasury 11/18/2021	0.020	177,700	177,679
			4,513,021
U.S. Government Securities Fund — Page 11 of 16

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Short-term securities (continued) Federal agency bills & notes 4.05% Discount bills & notes 4.05%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Bank 08/06/2021	0.020%	$8,000	$7,999
Federal Farm Credit Bank 08/25/2021	0.088	20,000	19,997
Federal Farm Credit Bank 12/08/2021	0.060	50,000	49,980
Federal Home Loan Bank 06/09/2021	0.039	117,700	117,701
Federal Home Loan Bank 06/16/2021	0.025	30,900	30,900
Federal Home Loan Bank 06/18/2021	0.013	155,000	154,999
Federal Home Loan Bank 06/23/2021	0.014	100,000	99,999
Federal Home Loan Bank 07/14/2021	0.038	142,700	142,695
Federal Home Loan Bank 07/16/2021	0.018	50,000	49,998
Federal Home Loan Bank 07/23/2021	0.019	22,300	22,299
Federal Home Loan Bank 08/06/2021	0.050	25,000	24,998
Federal Home Loan Bank 08/13/2021	0.054	75,000	74,994
Federal Home Loan Bank 08/18/2021	0.058	28,000	27,998
Federal Home Loan Bank 08/25/2021	0.010	25,000	24,998
Federal Home Loan Bank 08/27/2021	0.008	50,000	49,996
Total federal agency bills & notes			899,551
Commercial paper 1.17%
Alphabet Inc. 6/16/2021[5]	0.020	19,400	19,399
Apple Inc. 6/15/2021[5]	0.010	110,000	109,999
Chevron Corp. 6/3/2021[5]	0.030	50,000	50,000
CRC Funding, LLC 6/17/2021[5]	0.070	5,000	5,000
Merck & Co. Inc. 6/2/2021[5]	0.038	75,000	75,000
			259,398
Total short-term securities (cost: $5,671,876,000)			5,671,970
Total investment securities 106.47% (cost: $23,822,068,000)			23,646,845
Other assets less liabilities (6.47)%			(1,437,412)
Net assets 100.00%			$22,209,433
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 5/31/2021[8] (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
90 Day Euro Dollar Futures	Long	5,347	December 2022	$1,336,750	$1,331,603	$962
90 Day Euro Dollar Futures	Long	18,226	June 2023	4,556,500	4,530,072	2,107
90 Day Euro Dollar Futures	Long	6,354	September 2023	1,588,500	1,575,713	284
90 Day Euro Dollar Futures	Short	24,581	December 2024	(6,145,250)	(6,049,691)	(5,162)
2 Year U.S. Treasury Note Futures	Long	927	October 2021	185,400	204,621	35
5 Year U.S. Treasury Note Futures	Short	6,167	October 2021	(616,700)	(763,793)	64
10 Year U.S. Treasury Note Futures	Short	8,864	September 2021	(886,400)	(1,169,494)	992
10 Year Ultra U.S. Treasury Note Futures	Short	11,496	September 2021	(1,149,600)	(1,666,381)	(647)
20 Year U.S. Treasury Bond Futures	Long	4,951	September 2021	495,100	774,986	(197)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,388	September 2021	138,800	257,127	193
						$(1,369)
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$694,646	$17,639	$1	$17,638
1.2525%	U.S. EFFR	2/14/2023	586,311	11,600	59	11,541
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(3,370)	(8)	(3,362)
U.S. EFFR	2.4325%	12/21/2023	94,000	(5,406)	(18)	(5,388)
0.2405%	U.S. EFFR	3/1/2024	467,500	(92)	7	(99)
U.S. EFFR	0.11%	5/18/2024	718,900	3,439	—	3,439
U.S. EFFR	0.126%	6/25/2025	148,100	2,351	(1)	2,352
U.S. EFFR	0.1275%	6/25/2025	148,100	2,342	(1)	2,343
U.S. EFFR	0.106%	6/30/2025	165,373	2,790	(1)	2,791
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(5,879)	—	(5,879)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	4,114	—	4,114
2.908%	3-month USD-LIBOR	2/1/2028	60,700	4,101	—	4,101
2.925%	3-month USD-LIBOR	2/1/2028	48,600	3,324	—	3,324
2.92%	3-month USD-LIBOR	2/2/2028	45,900	3,126	—	3,126
U.S. EFFR	2.32625%	4/18/2029	60,500	(5,462)	(11)	(5,451)
U.S. EFFR	0.5385%	3/26/2030	233,200	14,438	(9)	14,447
0.913%	3-month USD-LIBOR	6/9/2030	235,000	(11,201)	8	(11,209)
U.S. EFFR	0.666%	11/19/2030	111,300	6,664	(6)	6,670
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(1,420)	—	(1,420)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(1,694)	—	(1,694)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(1,696)	—	(1,696)
0.833%	3-month USD-LIBOR	4/3/2040	21,600	(3,855)	1	(3,856)
3-month USD-LIBOR	0.81%	7/28/2045	242,600	56,519	(151)	56,670
3-month USD-LIBOR	0.811%	7/27/2050	411,000	112,007	(12)	112,019
					$(142)	$204,521
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $121,360,000, which represented .55% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $260,885,000, which represented 1.17% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
U.S. Government Securities Fund — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $12,960,324,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $6,966,129,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$13,516,915	$—	$13,516,915
Mortgage-backed obligations	—	3,782,725	—	3,782,725
Federal agency bonds & notes	—	675,235	—	675,235
Short-term securities	—	5,671,970	—	5,671,970
Total	$—	$23,646,845	$—	$23,646,845
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,637	$—	$—	$4,637
Unrealized appreciation on interest rate swaps	—	244,575	—	244,575
Liabilities:
Unrealized depreciation on futures contracts	(6,006)	—	—	(6,006)
Unrealized depreciation on interest rate swaps	—	(40,054)	—	(40,054)
Total	$(1,369)	$204,521	$—	$203,152
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
U.S. Government Securities Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-022-0721O-S85347	U.S. Government Securities Fund — Page 16 of 16